Concentrations and Risks (Tables)	12 Months Ended
Mar. 31, 2025
Concentrations and Risks [Abstract]
Schedule of the Customers Accounting of Total Revenue

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the years ended March 31,
	2025	2025	2024	2024	2023	2023
	$’000%		$’000%		$’000%
Customer A	637	23%	1,760	41%	1,916	43%
Customer B	591	21%	-	-	-	-
Customer C - a related party	527	19%	815	19%	*	*
Customer D	388	14%	-	-	-	-
Customer E	309	11%	-	-	-	-
Customer F	-	-	1,100	26%	599	13%
Customer G	-	-	*	*	498	11%
Customer H	-	-	-	-	500	11%
Customer I	-	-	-	-	451	10%

Schedule of the Customers Accounting of Total Receivables from Customers

Details of the customers accounting for 10% or more of total receivables from customers are as follows:

	As of March 31,
	2025	2025	2024	2024
	$’000%		$’000%
Customer B	99	52%	-	-
Customer C - a related party	42	22%	*	*
Customer J	41	21%	*	*
Customer G	-	-	1,997	69%
Customer A	-	-	619	21%

Schedule of the Customers Accounting of Total Payables to Customers

Details of the customers accounting for 10% or more of total payables to customers are as follows:

	As of March 31,
	2025	2025	2024	2024
	$’000%		$’000%
Customer K	1,568	31%	1,559	30%
Customer L	1,404	28%	1,396	27%
Customer M	655	13%	649	13%